Long-Term Prepaid Expenses	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Long-Term Prepaid Expenses [Abstract]
LONG-TERM PREPAID EXPENSES

6. LONG-TERM PREPAID EXPENSES

In November 2022, the Company entered into an agreement with a third party. The agreement conveys the Company the right to use a piece of designated land (“land use rights”) and the right to use certain public infrastructures within the industrial zones, for a period of 45 years maturing in October 2067. Pursuant to the agreement, the third party charged a total fee of $1.4 million for the land use rights, which was accounted for as an operating lease right-of-use asset (Note 6), and a total fee of $8.2 million for the public infrastructures, respectively. As of December 31, 2023, the Company fully paid the service fees.

Because these public infrastructures were shared among all lessees in the industrial zone, the Company has no rights to obtain substantially all of the economic benefits from these public infrastructure. The Company recorded the total public infrastructure service fee as long-term prepaid expenses, and amortized the long-term prepaid expenses over 45 years in straight-line method.

Long-term prepaid expenses was comprised of the following:

	June 30, 2024	December 31, 2023
	(unaudited)
Prepaid expenses for public infrastructure	$7,592,929	$7,963,659
Less: accumulated amortization	(281,220)	(206,466)
	$7,311,709	$7,757,193

For the six months ended June 30, 2024 and 2023, the amortization expenses for long-term prepaid expenses is $86,032 and $91,536, respectively.

6.      LONG-TERM PREPAID EXPENSES

In November 2022, the Company entered into an agreement with a third party. The agreement conveys the Company the right to use a piece of designated land (“land use rights”) and the right to use certain public infrastructures within the industrial zones, for a period of 45 years maturing in October 2067. Pursuant to the agreement, the third party charged a total fee of $1.4 million for the land use rights, which was accounted for as an operating lease right-of-use asset (Note 7), and a total fee of $8.2 million for the public infrastructures, respectively.

For the public infrastructures service fees, the Company is obliged to make 85% of total payments or $7.0 million, upon acquisition the land use rights, and make the remaining 15% of total payments or $1.2 million, upon obtain the certificate of land use rights. As of December 31, 2022, the Company has made payments of $7.2 million for the public infrastructure based on the contract terms, among which $1.6 million was paid by a related party on behalf of the Company (Note 10). For the year ended December 31, 2023, the Company paid the remaining service fees of $0.8 million. As of December 31, 2023, the Company fully paid the service fees.

Because these public infrastructures were shared among all lessees in the industrial zone, the Company has no rights to obtain substantially all of the economic benefits from these public infrastructure. The Company recorded the total public infrastructure service fee as long-term prepaid expenses, and amortized the long-term prepaid expenses over 45 years in straight-line method.

Long-term prepaid expenses was comprised of the following:

	December 31, 2023	December 31, 2022
Prepaid expenses for public infrastructure	$7,963,659	$8,178,310
Less: accumulated amortization	(206,466)	(30,290)
	$7,757,193	$8,148,020

For the years ended December 31, 2023 and for the period from its inception on November 8, 2022 through December 31, 2022, the amortization expenses for long-term prepaid expenses is $180,192 and $29,573, respectively.